File Nos. 333-110037

811-21460

As filed with the Securities and Exchange Commission on May 4, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST II*

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Pioneer AMT-Free Municipal Fund, which is a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 45 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 4th day of May, 2018.

PIONEER SERIES TRUST II

By:	/s/ Lisa M. Jones
Lisa M. Jones
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 4, 2018:

Signature	Title

/s/ Lisa M. Jones Lisa M. Jones	President and Trustee (Principal Executive Officer)

Mark E. Bradley* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

David R. Bock* David R. Bock	Trustee

Benjamin M. Friedman* Benjamin M. Friedman	Trustee

Margaret B. W. Graham* Margaret B. W. Graham	Trustee

Lorraine H. Monchak* Lorraine H. Monchak	Trustee

Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee

Marguerite A. Piret* Marguerite A. Piret	Trustee

Fred J. Ricciardi* Fred J. Ricciardi	Trustee

Kenneth J. Taubes* Kenneth J. Taubes	Trustee

*By:	/s/ Lisa M. Jones	Dated: May 4, 2018
Lisa M. Jones
Attorney-in-fact

Exhibit Index

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase